Shareholders Equity - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit
Beginning balance, shares at Dec. 31, 2012	1,677,798
Beginning balance, value at Dec. 31, 2012	$ 16,778	$ 19,113,458	$ (5,869,624)
Net Income			$ 71,144
Dividends declared			$ (620,785)
Ending balance, shares at Dec. 31, 2013	1,677,798
Ending balance, value at Dec. 31, 2013	$ 16,778	19,113,458	$ (6,419,265)
Net Income			$ 71,144
Dividends declared			$ (620,785)
Ending balance, shares at Dec. 31, 2014	1,677,798
Ending balance, value at Dec. 31, 2014	$ 16,778	19,113,458	$ (6,419,265)
Net Income			$ 71,144
Dividends declared			$ (620,785)
Ending balance, shares at Dec. 31, 2015	1,677,798
Ending balance, value at Dec. 31, 2015	$ 16,778	$ 19,113,458	$ (6,419,265)